CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reclassification [Line Items]
NET SALES	$ 1,580,489	$ 749,216	$ 1,662,600	$ 2,328,526	$ 1,635,420
Cost of sales	(325,526)	(116,987)	(144,683)	(846,968)	(281,962)
Gross profit	1,254,963	632,229	1,517,917	1,481,558	1,353,458
General and administrative expenses	(399,614)	(303,888)	(753,693)	(1,042,007)	(574,634)
Research and development expenses	(121,310)	(206,012)	(357,823)	(680,313)	(211,037)
Selling and marketing expenses	(243,696)	(558,396)	(1,659,897)	(888,424)	(582,382)
Total operating expenses	(764,620)	(1,068,296)	(2,771,413)
Operating loss	490,343	(436,067)	(1,253,496)	(1,129,186)	(14,595)
Loss on disposal of a subsidiary		(525,063)	(525,063)	(0)
Other income (expenses)	(4,921)	(1,880)	7,248	3,198	11,133
Government grant			58,212	46,740
Interest. income	169	378	605	163	90
Interest expense	56,601	20,396	(46,723)	35,361	24,650
Total other income(expenses), net	(61,353)	(546,961)	(505,721)	14,740	(13,427)
Loss before income tax	428,990	(983,028)	(1,759,217)	(1,114,446)	(28,022)
Income tax expense	(597)	(9,003)	8,840	(11,119)	0
Net profit (loss) from continuing operations	429,587	(974,025)	(1,750,377)	(682,663)
Discontinued operation
Net loss from discontinued operation		(535,481)	(535,480)
Net loss	429,587	(1,509,506)	(2,285,857)	(1,125,565)	(28,022)
Other comprehensive loss
Foreign currency translation adjustment	78,276	(16,652)	(79,562)	(14,335)	(48,705)
Comprehensive loss	507,863	(1,526,158)	(2,365,419)	(1,139,900)	(76,727)
Net loss from continuing operations attributable to:
Ordinary stockholders	449,487	(942,558)	(1,695,508)
Non-controlling interest	(19,900)	(31,467)	(54,869)
Total	429,587	(974,025)	(1,750,377)	(682,663)
Net loss from discontinued operations attributable to:
Ordinary stockholders		(535,481)	(535,480)
Non-controlling interest			0
Total		(535,481)	(535,480)
Net loss attributed to:
Ordinary stockholders	449,487	(1,478,039)	(2,230,988)
Non-controlling interest	(19,900)	(31,467)	(54,869)
Total	$ 429,587	$ (1,509,506)	$ (2,285,857)	$ (1,125,565)	$ (28,022)
- Basic (cents)	$ 2.54	$ (8.37)		$ 6.51	$ 0.16
- Fully Diluted (cents)	2.50	(8.37)		6.51	$ 0.16
- Basic (cents)	2.54	(5.34)	$ (9.91)	(3.95)
- Fully Diluted (cents)	$ 2.50	$ (5.34)	$ (9.91)	$ (3.95)
Weighted average number of shares outstanding
- Basic	17,685,629	17,652,541	17,666,043	17,283,258	17,145,000
- Fully Diluted	17,985,629	17,652,541	17,666,043	17,283,258	17,145,000
Other income (expenses)
Total		$ (535,481)	$ (535,480)
Reclassification, Other [Member]
Reclassification [Line Items]
NET SALES				$ 2,328,526
Cost of sales				(420,273)
Gross profit				1,908,253
General and administrative expenses				(1,025,725)
Research and development expenses				(680,313)
Selling and marketing expenses				(887,974)
Total operating expenses				(2,594,012)
Operating loss				(685,759)
Loss on disposal of a subsidiary				0
Other income (expenses)				2,553
Government grant				46,740
Interest. income				163
Interest expense				(35,241)
Total other income(expenses), net				14,215
Loss before income tax				(671,544)
Income tax expense				(11,119)
Net profit (loss) from continuing operations				(682,663)
Discontinued operation
Net loss from discontinued operation				(442,902)
Net loss				(1,125,565)
Other comprehensive loss
Foreign currency translation adjustment				(14,335)
Comprehensive loss				(1,139,900)
Net loss from continuing operations attributable to:
Ordinary stockholders				(682,663)
Non-controlling interest				0
Total				(682,663)
Net loss from discontinued operations attributable to:
Ordinary stockholders				(442,902)
Non-controlling interest				0
Total				(442,902)
Net loss attributed to:
Ordinary stockholders				(1,125,565)
Non-controlling interest				0
Total				$ (1,125,565)
Weighted average number of shares outstanding
- Basic				17,283,258	17,145,000
- Fully Diluted				17,283,258	17,145,000
Other income (expenses)
Total				$ (442,902)